Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
OPERATING ACTIVITIES
Net income	$ (10,925)	$ 21,683	$ 17,216	$ 15,544
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	23,831	22,451	47,515	44,824	$ 89,743
Write-down related to vessel	29,421		29,421
Amortization of contract intangibles / liabilities			(456)	(456)
Amortization of deferred debt issuance cost	656	626	1,758	1,262
Drydocking expenditure			(3,428)	(2,666)
Income tax expense	261	3	264	6
Income taxes paid			(74)	(78)
Interest expenses			12,418	18,974
Interest paid			(12,571)	(18,888)
Unrealized (gain) loss on derivative instruments			(11,742)	26,685
Unrealized (gain) loss on foreign currency transactions			27	(56)
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties			3,964	959
Decrease (increase) in inventories			(613)	50
Decrease (increase) in other current assets			(8,929)	(699)
Decrease (increase) in accrued revenue			703	551
Increase (decrease) in trade accounts payable			(8)	(198)
Increase (decrease) in accrued expenses			640	(1,947)
Increase (decrease) prepaid charter			2,399	(3,116)
Increase (decrease) in amounts due to related parties			1,310	38
Net cash provided by operating activities			79,814	80,789
INVESTING ACTIVITIES
Net cash used in investing activities			(6,748)	(216)
FINANCING ACTIVITIES
Proceeds from long-term debt			99,300
Repayment of long-term debt			(132,208)	(42,973)
Payment of debt issuance cost			(1,478)	(13)
Cash distribution			(39,668)	(39,668)
Net cash used in financing activities			(74,054)	(82,654)
Effect of exchange rate changes on cash			(6)	(8)
Net increase (decrease) in cash and cash equivalents			(994)	(2,089)
Cash and cash equivalents at the beginning of the period			52,583	43,525	43,525
Cash and cash equivalents at the end of the period	$ 51,589	$ 41,436	51,589	41,436	$ 52,583
Property, Plant and Equipment, Excluding Acquired Vessels
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment			$ (6,748)	$ (216)